Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2019
Net income	$ 10,608	$ 16,157	$ 12,190		$ 35,138
Successor [Member]
Net income	11,110	16,157	12,190		35,640
Other comprehensive income, net of tax
Foreign currency translation adjustments					(19)
Total Comprehensive Income, net of tax	10,608	16,157	12,190		35,119
Comprehensive loss attributable to non-controlling interest
Comprehensive income attributable to shareholder interest	$ 10,608	$ 16,157	$ 12,190		$ 35,119
Predecessor [Member] | NPS Holdings Limited [Member]
Net income				$ 6,736
Other comprehensive income, net of tax
Foreign currency translation adjustments				(16)
Total Comprehensive Income, net of tax				6,720
Comprehensive loss attributable to non-controlling interest
Comprehensive income attributable to shareholder interest				$ 6,720